Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Tax expense (benefit) allocated to other comprehensive income (loss)	$ (3,414)	$ 3,541	$ 132